Securities (Tables)	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Summary of Securities
Securities

$ millions, as at	2025 Jul. 31	2024 Oct. 31
	Carrying amount
Securities measured and designated at FVOCI	$84,093	$76,693
Securities measured at amortized cost (1)	68,812	71,610
Securities mandatorily measured and designated at FVTPL	122,092	106,042
	$274,997	$254,345
(1)	There were no sales of securities measured at amortized cost during the quarter (October 31, 2024: a realized gain of nil).

Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at					2025 Jul. 31					2024 Oct. 31
	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$12,596		$7	$(16)	$12,587	$11,715		$1	$(31)	$11,685
Other Canadian governments	16,729		17	(59)	16,687	16,506		9	(101)	16,414
U.S. Treasury and agencies	31,729		52	(118)	31,663	29,362		10	(220)	29,152
Other foreign governments	7,051		27	(2)	7,076	5,542		22	(4)	5,560
Mortgage-backed securities	3,631		3	(15)	3,619	3,493		–	(23)	3,470
Asset-backed securities	1,503		2	–	1,505	656		1	–	657
Corporate debt	9,993		10	(5)	9,998	9,085		7	(9)	9,083
	83,232		118	(215)	83,135	76,359		50	(388)	76,021
Corporate equity (2)	916		65	(23)	958	653		51	(32)	672
	$84,148		$183	$(238)	$84,093	$77,012		$101	$(420)	$76,693
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $23 million (October 31, 2024: $19 million).
(2)	Includes restricted stock.

Summary of Allowance for Credit Losses measured at FVOCI
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI and amortized cost:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
2025	Debt securities measured at FVOCI and amortized cost
Jul. 31	Balance at beginning of period	$6	$16	$11	$33
	Provision for (reversal of) credit losses (2)	(1)	4	26	29
	Write-offs	–	–	–	–
	Foreign exchange and other	1	–	–	1
	Balance at end of period	$6	$20	$37	$63
	Comprises:
	Debt securities measured at FVOCI	$3	$20	$–	$23
	Debt securities measured at amortized cost	3	–	37	40
2025	Debt securities measured at FVOCI and amortized cost
Apr. 30	Balance at beginning of period	$7	$18	$12	$37
	Reversal of credit losses (2)	(1)	(1)	–	(2)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	(1)	(1)	(2)
	Balance at end of period	$6	$16	$11	$33
	Comprises:
	Debt securities measured at FVOCI	$2	$16	$–	$18
	Debt securities measured at amortized cost	4	–	11	15
2024	Debt securities measured at FVOCI and amortized cost
Jul. 31	Balance at beginning of period	$6	$19	$13	$38
	Provision for (reversal of) credit losses (2)	1	(1)	(1)	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$7	$18	$12	$37
	Comprises:
	Debt securities measured at FVOCI	$1	$18	$–	$19
	Debt securities measured at amortized cost	6	–	12	18

$ millions, as at or for the nine months ended
2025	Debt securities measured at FVOCI and amortized cost
Jul. 31	Balance at beginning of period	$7	$17	$12	$36
	Provision for (reversal of) credit losses (2)	(2)	3	25	26
	Write-offs	–	–	–	–
	Foreign exchange and other	1	–	–	1
	Balance at end of period	$6	$20	$37	$63
2024	Debt securities measured at FVOCI and amortized cost
Jul. 31	Balance at beginning of period	$8	$20	$14	$42
	Reversal of credit losses (2)	–	(2)	(2)	(4)
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	–	–	(1)
	Balance at end of period	$7	$18	$12	$37
(1)	Includes stage 3 ECL allowance on originated credit-impaired amortized cost debt securities.
(2)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.